Goodwill and Intangible Assets - Intangible Assets by Major Asset Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Weighted average life (in years)	10 years 10 months 24 days
Gross carrying amount	$ 1,213,641	$ 1,210,953
Accumulated amortization	(748,590)	(727,691)
Goodwill	2,475,732	2,352,569	$ 2,350,763
Total unamortized intangible assets	2,537,502	2,414,103
In-process research and development
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 61,770	61,534
Patent and license rights
Finite-Lived Intangible Assets [Line Items]
Weighted average life (in years)	10 years 4 months 6 days
Gross carrying amount	$ 202,785	203,549
Accumulated amortization	$ (127,163)	(140,632)
Developed technology
Finite-Lived Intangible Assets [Line Items]
Weighted average life (in years)	11 years 3 days
Gross carrying amount	$ 798,571	780,233
Accumulated amortization	$ (447,989)	(407,401)
Customer base, trademarks, and non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Weighted average life (in years)	10 years 11 months 19 days
Gross carrying amount	$ 212,285	227,171
Accumulated amortization	$ (173,438)	$ (179,658)